Dec. 19, 2024
First Trust Commercial Mortgage Opportunities ETF

Notwithstanding anything to the contrary in the Fund’s Prospectus, the following is added as the new third sentence in the fifth paragraph of the section entitled “Summary Information – Principal Investment Strategies” in the Fund’s prospectus:

Additionally, the Fund may take short positions in U.S. treasury futures contracts in order to manage the Fund’s duration.